Document And Entity Information	9 Months Ended
Sep. 30, 2017
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Entity Registrant Name	EnerJex Resources, Inc.
Entity Central Index Key	0000008504
Entity Filer Category	Smaller Reporting Company